Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Federal operating loss carryforwards	$ 197,600
State operating loss carryforwards	$ 128,700
Percentage of limitation on taxable income	80.00%
Unrecognized tax benefits	$ 1,191
Federal [Member]
Income Taxes [Line Items]
Federal operating loss carryforwards	675	675
Federal net operating loss carryforwards begin expiring	700
Federal net operating loss carryforwards indefinite life	196,900
State [Member]
Income Taxes [Line Items]
State operating loss carryforwards	115,846	$ 85,245
Federal net operating loss carryforwards begin expiring	115,800
Federal net operating loss carryforwards indefinite life	$ 12,800